FORM 13F COVER PAGE

"Report for the Quarter ended: June 30, 2010"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, August 6, 2010"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 61
"Form 13F Information Table Value Total: $1,073,496 (thou)"

FORM 13F INFORMATION TABLE

ALLSCRIPT MISYS HEALTCAR SOL	COM	01988P108	161	10000	SH		SOLE		10000
AMERICAN INTL GROUP INC	COM NEW	026874478	689	20000	SH		SOLE		20000
ANNALY CAP MGMT INC	COM	035710409	730	42575	SH		SOLE		42575
AMAZON COM INC	COM	G0450A105	321	4300	SH		SOLE		4300
CITIGROUP INC	COM	00206R102	242	10000	SH		SOLE		10000
AUTOMATIC DATA PROCESSING IN	COM	053015103	2551	63370	SH		SOLE		63370
BARRICK GOLD CORP	COM	067901108	29958	658815	SH		SOLE		658815
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	2233	28030	SH		SOLE		28030
BLOCK H & R INC	COM	093671105	22204	1416104	SH		SOLE		1416104
CHIMERA INVT CORP	COM	16934Q109	3020	835700	SH		SOLE		835700
CHINA INFORMATION SEC TECH I	COM	16944F101	2701	520000	SH		SOLE		520000
Chunghwa Telecom	SPONS ADR NEW	17133Q304	1607	81640	SH		SOLE		81640
CISCO SYS INC	COM	17275R102	35935	1686710	SH		SOLE		1686710
CIT GROUP INC	COM NEW	125581801	677	20000	SH		SOLE		20000
CITIGROUP INC	COM	172967101	1692	450000	SH		SOLE		450000
Clean Deisel Tech	COM NEW	18449C302	1306	1196012	SH		SOLE		1196012
COMCAST CORP NEW	CL A	20030N101	2033	117000	SH		SOLE		117000
CONOCOPHILLIPS	COM	20825C104	21609	440411	SH		SOLE		440411
MONSANTO CO NEW	COM	223622101	1240	302000	SH		SOLE		302000
CREXUS INVT CORP	COM	226553105	7340	591000	SH		SOLE		591000
NORTHERN TR CORP	COM	24702R101	1688	140000	SH		SOLE		140000
DEVON ENERGY CORP NEW	COM	25179M103	731	12000	SH		SOLE		12000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	3010	80550	SH		SOLE		80550
DRDGOLD LIMITED	SPON ADR NEW	26152H301	147	34015	SH		SOLE		34015
DUN & BRADSTREET CORP DEL NE	COM	26483E100	1611	24000	SH		SOLE		24000
EBAY INC	COM	278642103	785	40000	SH		SOLE		40000
EXELON CORP	COM	30161N101	1329	35000	SH		SOLE		35000
EXTERRAN HOLDINGS 	COM	30225X103	929	36000	SH		SOLE		36000
SINOCOKING COAL & COKE CH IN	COM	30231G102	6551	114893	SH		SOLE		114893
FOOT LOCKER INC	COM	344849104	846	67000	SH		SOLE		67000
GENERAL ELECTRIC CO	COM	369604103	3469	241007	SH		SOLE		241007
Gold Fields Ltd New	SPONS ADR	38059T106	20612	1541100	SH		SOLE		1541100
IVANHOE MINES LTD	COM	46579N103	1222	94000	SH		SOLE		94000
JOHNSON & JOHNSON	COM	478160104	170324	2884205	SH		SOLE		2884205
KRAFT FOODS INC	CL A	50075N104	201188	7187988	SH		SOLE		7187988
KROGER CO	COM	501044101	58801	2988665	SH		SOLE		2988665
MARSH & MCLENNAN COS INC	COM	571748102	346	15350	SH		SOLE		15350
MCDONALDS CORP	COM	580135101	362	5500	SH		SOLE		5500
MEDTRONIC INC	COM	585055106	9916	273310	SH		SOLE		273310
MGT CAPITAL INVTS INC	COM	55302P103	30	135000	SH		SOLE		135000
MICROSOFT CORP	COM	594918104	38576	1676877	SH		SOLE		1676877
MOLEX INC	COM	608554101	1223	67000	SH		SOLE		67000
MONSANTO CO NEW	COM	61166W101	706	15275	SH		SOLE		15275
NEWMONT MINING CORP	COM	651639106	3680	59605	SH		SOLE		59605
NORTHERN TR CORP	COM	665859104	1401	30000	SH		SOLE		30000
NRG ENERGY INC	COM NEW	629377508	1358	64000	SH		SOLE		64000
PFIZER INC	COM	717081103	154569	10843326	SH		SOLE		10843326
PHILIP MORRIS INTL INC	COM	718172109	1144	24950	SH		SOLE		24950
QUALCOMM INC	COM	747525103	821	25000	SH		SOLE		25000
RACKSPACE HOSTING 	COM	750086100	330	18000	SH		SOLE		18000

REDWOOD TR INC	COM	758075402	2945	200940	SH		SOLE		200940
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	333	6895	SH		SOLE		6895
SAIC INC	COM	78390X101	821	49000	SH		SOLE		49000
TEXAS INSTRS INC	COM	882508104	149164	6410340	SH		SOLE		6410340
VERIZON COMMUNICATIONS INC	COM	92343V104	841	30000	SH		SOLE		30000
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	388	18757	SH		SOLE		18757
VULCAN MATLS CO	COM	929160109	1754	40000	SH		SOLE		40000
WAL MART STORES INC	COM	931142103	84230	1752620	SH		SOLE		1752620
WEIGHT WATCHERS INTL INC NEW	COM	948626106	808	31443	SH		SOLE		31443
WELLS FARGO & CO NEW	COM	949746101	3837	150000	SH		SOLE		150000
YAHOO INC	COM	984332106	2421	175000	SH		SOLE		175000